Restructuring	6 Months Ended
Jun. 30, 2020
Restructuring
Restructuring

Note 11. Restructuring (unaudited)

In March 2020, the Company initiated a restructuring plan to downsize the manufacturing function and related engineering and administrative functions in its California locations. The purposes of this plan are to align resource requirements with the company’s initiatives to lower the company’s cost structure and to increase its production capacity by outsourcing a majority of its manufacturing activities. The Company’s restructuring expenses incurred to date primarily related to employee termination costs.

The following table summarizes our costs incurred during the six months ended June 30, 2020, estimated additional costs to be incurred and estimated total costs expected to be incurred under the restructuring program as of June 30, 2020 (in thousands):

	Cost Incurred During the Period	Cumulative Costs Incurred Through End of the Period	Estimated Additional Costs to be Incurred	Total Restructuring Costs Expected to be Incurred
	(unaudited)
Employee termination benefits	$1,043	$1,043	$—	$1,043

The following table summarizes the changes in restructuring liabilities during the six months ended June 30, 2020 (in thousands):

Six Months Ended June 30, 2020
(unaudited)
Restructuring liabilities, beginning	$—
Provisions and adjustments	1,043
Cash payments	(973)
Restructuring liabilities, ending	$70